Note 24 - Subsequent Event (Details Textual)	May 14, 2018 CAD ($) $ / shares shares	May 09, 2018 CAD ($) $ / shares shares	Dec. 27, 2017 CAD ($) shares	Dec. 27, 2017 USD ($) $ / shares shares	Feb. 21, 2017 CAD ($) $ / shares shares
Statement Line Items [Line Items]
Unit issued, price per unit | (per share)				$ 1.01	$ 1.45
Proceeds from issuing units			$ 12,600,000	$ 10,000,000	$ 5,699,000
Number of units issued during period			9,900,990	9,900,990	3,930,518
Number of shares called by each warrant				1	1
Exercise price, warrants issued				$ 1.2625	$ 2.15
Number of shares called by warrants				495,050	234,992
Broker warrants [member]
Statement Line Items [Line Items]
Exercise price, warrants issued				$ 1.2625	$ 2.15
Underwriter [member]
Statement Line Items [Line Items]
Exercise price, warrants issued | $				$ 1.26
Major ordinary share transactions [member]
Statement Line Items [Line Items]
Unit issued, price per unit | $ / shares		$ 1.05
Proceeds from issuing units | $		$ 10,000,000
Proceeds from issuing units, net | $		$ 8,700,000
Number of units issued during period		9,530,000
Number of shares called by each warrant		1
Exercise price, warrants issued | $		$ 1.31
Proceeds from issuing units, over-allotment option | $	$ 1,500,000
Proceeds from issuing units, over-allotment option, net | $	$ 1,300,000
Number of units issued during period, over-allotment option	1,429,500
Unit issued, price per unit, over-allotment option | $ / shares	$ 1.05
Major ordinary share transactions [member] | Underwriter [member]
Statement Line Items [Line Items]
Payments for cash commission, percent of gross proceeds	7.00%
Major ordinary share transactions [member] | Underwriter [member] | Non-transferable broker warrants [member]
Statement Line Items [Line Items]
Percent of warrants issued	5.00%
Major ordinary share transactions [member] | Underwriter [member] | Broker warrants [member]
Statement Line Items [Line Items]
Exercise price, warrants issued | $	$ 1.05
Number of warrants issued during period	547,975
Number of shares called by warrants	547,975
Major ordinary share transactions [member] | Underwriter [member] | Broker warrants expiring on May 9, 2023 [member]
Statement Line Items [Line Items]
Number of shares called by warrants	476,500
Major ordinary share transactions [member] | Underwriter [member] | Broker warrants expiring on May 14, 2023 [member]
Statement Line Items [Line Items]
Number of shares called by warrants	71,475